Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares pricePerShare
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share, to be issued under the Olin Corporation 2026 Long Term Incentive Plan
Amount Registered | shares	4,500,000
Proposed Maximum Offering Price per Unit | pricePerShare	26.50
Maximum Aggregate Offering Price	$ 119,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,468.43
Offering Note
Offering Note
(1)Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also covers such indeterminable number of additional shares of Olin Corporation (the “Registrant”) common stock, par value $1.00 per share (“Common Stock”), as may become issuable under the Olin Corporation 2026 Long Term Incentive Plan (the “Plan”) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.

(2)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on April 24, 2026.